Other current and Long Term liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Other Current And Long Term Liabilities [Line Items]
R&D credit tax financing long term	$ 0	$ 6,113
Provision for retirement indemnity (see note 20)	2,296	2,142
Other	37	59
Total Other long term liabilities	$ 2,333	$ 8,314